UNITED STATES
				SECURITIES AND EXCHANGE COMMISSION
					WASHINGTON, D.C. 20549


						FORM N-CSR

		CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
					INVESTMENT COMPANIES

			Investment Company Act file number 811-8168

					Aquila Rocky Mountain Equity Fund
			(Exact name of Registrant as specified in charter)

					   380 Madison Avenue
					New York, New York 10017
			(Address of principal executive offices)  (Zip code)

					  Joseph P. DiMaggio
					  380 Madison Avenue
					New York, New York 10017
				(Name and address of agent for service)

		Registrant's telephone number, including area code:	(212) 697-6666


				Date of fiscal year end:	12/31

				Date of reporting period:	12/31/07

						FORM N-CSR

ITEM 1.  REPORTS TO STOCKHOLDERS.


ANNUAL
REPORT

DECEMBER 31, 2007

                   [LOGO OF AQUILA ROCKY MOUNTAIN EQUITY FUND:
              A RECTANGLE WITH A DRAWING OF TWO MOUNTAINS AND WORDS
                      "AQUILA ROCKY MOUNTAIN EQUITY FUND"(R)]

                             AN INVESTMENT DESIGNED
                        FOR GROWTH AT A REASONABLE PRICE

[LOGO OF THE AQUILA
GROUP OF FUNDS:                    ONE OF THE
AN EAGLE'S HEAD]             AQUILA GROUP OF FUNDS(R)

[LOGO OF AQUILA ROCKY MOUNTAIN
EQUITY FUND: A RECTANGLE WITH A
DRAWING OF TWO MOUNTAINS AND WORDS
"AQUILA ROCKY MOUNTAIN EQUITY FUND"(R)]

                        AQUILA ROCKY MOUNTAIN EQUITY FUND

                     "ENTREPRENEURIAL ENERGY IN THE ROCKIES"

                                                                  February, 2008

Dear Fellow Shareholder:

      The past six months have been nerve wracking for most investors. Market conditions have hurt the performance of the smaller companies in which we invest. Problems with sophisticated mortgage instruments have hurt many of the large lenders in the U.S. as well as globally and we are seeing a global slowdown due to reduced credit availability.

      The Federal Reserve ("Fed") has taken aggressive action to reduce interest rates and provide liquidity to the larger banks and brokerage firms. While it may take several months for the Fed's actions to have an impact on the economy, we would note that the stock market often begins to anticipate economic recovery by as much as six months.

      We continue to like our strategic position and investment approach in the Rocky Mountain region. With a slowdown in the U.S. and global economies, we think smaller companies with higher earnings growth rates may receive increased investor attention. We have worked to identify a number of these small, emerging growth stocks of an entrepreneurial nature in the Rocky Mountain region.

      We are particularly impressed with the entrepreneurial activity of health care companies in the Rocky Mountain region. Twenty years ago there were almost no health care companies in the Rocky Mountain region. Today, with the Internet, medical researchers can live and work wherever they want. Now medical companies in the Rocky Mountain region are producing leading edge, innovative products.

      For example, Spectranetics, in Colorado Springs, produces lasers which vaporize blood clots and blockages in blood vessels. They currently have two clinical trials studying whether their lasers are effective in cleaning out blood vessels that have developed blockages after a stent has been installed.

      Myriad Genetics, headquartered in Salt Lake City, will conclude in March a Phase III clinical trial for a drug to treat Alzheimer's. If it is effective, it will be one of the first drugs that treat the disease rather than just the symptoms. AspenBio Pharma, based in Castle Rock, Colorado is applying for FDA approval for an appendicitis blood test that can be used in hospital emergency rooms.

      Merit Medical, headquartered in South Jordan, Utah, has had four new products approved by the FDA in the last two months. Providence Service Corp., headquartered in Tucson, Arizona is providing outsourced social work services for many state and county governments.

                         NOT A PART OF THE ANNUAL REPORT

      In December, the U.S. Census Bureau released estimated population growth for all fifty states for the period July 1, 2006 to July 1, 2007. Even though growth moderated in the Rocky Mountain Region, the region appears to be maintaining its leadership position. Six out of the eight states made the top 10 in population growth:

                RANK                 STATE             % CHANGE
                ----                 -----             --------
                 #1                  Nevada               2.9%
                  2                  Arizona              2.8
                  3                  Utah                 2.6
                  4                  Idaho                2.4
                  8                  Colorado             2.0
                  9                  Wyoming              2.0

      The total population for the Rocky Mountain region is estimated at approximately 21.4 million, only 7% of the 303.1 million estimated for the country as a whole on January 1, 2008. Wyoming still has the smallest population of any state at 522,830. We think the Rocky Mountain region is a longer term story.

      Two recent studies highlighted the attractiveness of the Rocky Mountain region. The American Legislative Exchange Council recently announced its State Economic Competitiveness Index, a measure of the different states' economic and fiscal policies and their effect on the business environment for each state. Six of the Rocky Mountain States made the top eleven, including Utah (#1), Arizona (#2), Wyoming (#4), Colorado (#7), Idaho (#9) and Nevada (#11). An additional study on competitiveness done by the Beacon Hill Institute think tank at Suffolk University in Boston ranked Utah #1, Colorado #3 and Idaho #5. It is interesting to note that Utah ranked #1 in both studies.

      We are looking forward to less volatile and more rewarding times ahead. We appreciate your commitment to Aquila Rocky Mountain Equity Fund. We will continue to strive to merit your trust.

                                   Sincerely,


/s/ Barbara S. Walchli                           /s/ Lacy B. Herrmann

Barbara S. Walchli                               Lacy B. Herrmann
Senior Vice President and Portfolio Manager      Founder and Chairman Emeritus

                         NOT A PART OF THE ANNUAL REPORT

[LOGO OF AQUILA ROCKY MOUNTAIN
EQUITY FUND: A RECTANGLE WITH A
DRAWING OF TWO MOUNTAINS AND WORDS
"AQUILA ROCKY MOUNTAIN EQUITY FUND"]

                        AQUILA ROCKY MOUNTAIN EQUITY FUND

                                  ANNUAL REPORT

                              MANAGEMENT DISCUSSION

      Aquila Rocky Mountain Equity Fund's Class A shares had a total return of -1.34% in 2007 without provision for sales charges but reflecting contractually waived fund expenses, for the twelve months ended December 31, 2007. This compares to the Russell 2000 with a total return of -1.56% and the S&P 500 with a return of 5.49%.

      For the five years cumulatively ending December 31, 2007, Aquila Rocky Mountain Equity Fund's Class A shares before provisions for sales charges had a total return of 82.69% compared to 112.81% for the Russell 2000 and 82.85% for the S&P 500.

      We do not have a perfect benchmark or performance comparison for the Fund since we invest in companies in a specific region. At year-end 2007, 22.3% of the equity investments in the Fund were in companies with a market capitalization over $10 billion (large cap companies), 33.0% of the equity investments in the Fund were in companies with a market capitalization between $2 billion and $10 billion (mid-cap) and 37.3% of the equity investments in the Fund were in companies with market capitalizations between $300 million and $2 billion (small cap). In addition, 7.4% of the equity investments in the Fund were in companies with market capitalizations below $300 million (micro-cap).

      While performance was disappointing in 2007 we would note that worries in financial markets about rising risk about the economy and large financial companies hurt small and micro-cap stocks. Market volatility hurts them more since they have fewer shares outstanding so they are impacted more when investors sell or when quantitative investors are running programs to capture spreads. The Russell Microcap Index declined by 8.0% in 2007. While this negatively impacted our 2007 performance, it also created buying opportunities for us and more potential for the intermediate to longer term. As the U.S. economy stabilizes in 2008, we believe investors will return to the less liquid stocks. The average earnings growth rate of the companies in the Fund is 17-18%. Over time we should participate in the growth of the companies.

      During 2007, we also experienced the takeover of seven companies in the Fund. After five or six years of outperformance of value stocks, growth stocks in 2007 were undervalued. Seven of our companies were taken private or taken over by opportunistic investors and several did not pay much of a premium. It is disappointing that the long term promise of these companies was not recognized and instead sizeable capital gains were generated. Takeovers in 2007 were:

                   Kinder Morgan                 First Data
                   Mity Enterprises              SpectraLink
                   Phelps Dodge                  Station Casinos
                   Inter-Tel

      We believe we will see fewer takeovers in 2008 since conditions in financial markets are currently making it difficult for companies to raise money for companies in order to go private.

      We continue to invest the Fund strategically and at year-end had holdings of 56 companies in the portfolio across various industries. We work to hold our individual position sizes to around 5% of the portfolio and try to diversify the Fund across industries. We believe this helps to control specific security risk as well as industry risk. Our largest individual position size on December 31 was Ventana Medical at 4.79% of the portfolio. The European medical company, Roche, has expressed an interest in acquiring Ventana.

      We have added several new companies to the Fund during 2007 including AspenBio Pharma, American Ecology, IHS and Pinnacle Entertainment. We continue to look for what we believe to be the best businesses and management teams in the Rocky Mountain region to invest in for our shareholders when we can obtain them at a reasonable price. We are pleased with the quality of the businesses we are finding in the Rocky Mountain region. We are seeing a number of companies going public in the region and have added several of them to the Fund.

      During 2007 the best performing stocks came from two states and five industries. Dynamic Materials, headquartered in Boulder, Colorado, had a total return of 110.5% in 2007, benefiting from the global capital spending boom. Ventana Medical based in Tucson, Arizona was up 102.7%, reflecting a takeover offer from Roche. So far, management has indicated that they believe than can achieve more value for shareholders as an independent company and have resisted a takeover.

      The Discovery Channel, headquartered in Englewood, Colorado was up 56.3%, reflecting a management change and a new emphasis on "green" programming. Bill Barrett Corp. was the fourth best performer with a total return of 53.9%, reflecting a successful year of oil drilling in the Rockies. Janus was the fifth best performing company with a total return of 52.4%, reflecting a return to growth investing in the stock market.

      The worst performing stocks in 2007 came from two states and three industries. Coldwater Creek, headquartered in Sandpoint, Idaho, was down 72.7% in 2007 after rising energy and mortgage costs impacted the consumer. Shufflemaster was down 54.2% due to management problems. Boise based Micron was down 48.1% due to overcapacity in the memory market. Although we had taken profits or reduced our position sizes in these companies throughout the year, at year-end we still had small position sizes (below 1%) because we believe they each have significant intermediate to long term potential.

      Companies in the Rocky Mountain region continue to work to achieve full recognition for their value. Over the past year or two, Echostar's CEO, Charlie Ergan had expressed dissatisfaction that investors were not recognizing the value of the company's satellite holdings. On January 1 he spun them off to shareholders as a new company. John Malone who put the Liberty Media complex together is working to divide Liberty Capital into a new Liberty Capital and Liberty Entertainment tracking stocks. Liberty Entertainment will include Starz and DirecTV.

      While the U.S. economy appears to be slowing and we will most likely experience several quarters of slow to no growth, we do not currently expect a recession. We do expect growth stocks or those stocks with predictable earnings growth to continue to lead the market. As the economy levels out we would expect investors to develop more confidence and for the growth leadership to expand to emerging or microcap stocks.

                               PERFORMANCE REPORT

      The graph below illustrates the value of $10,000 invested in Class A Shares of Aquila Rocky Mountain Equity Fund (the "Fund") for the 10-year period ended December 31, 2007 as compared with a hypothetical similar-size investment in the Russell 2000 Stock Index (the "Index") over the same period. The Fund was originally managed to provide capital appreciation through selection of equity-oriented securities primarily on a value-basis. It was reoriented to a growth at a reasonable price style as of July, 1999. The Fund's universe of companies are primarily within the eight-state Rocky Mountain region.

      The performance of each of the other classes is not shown in the graph, but is included in the table below. It should be noted that the Index does not include operating expenses nor sales charges but does reflect reinvestment of dividends. It should also be noted that the Index is nationally-oriented and consisted, over the period covered by the graph, of an unmanaged group of 2000 equity securities throughout the United States, mostly of companies having relatively small capitalization. However, the Fund's investment portfolio consisted over the same period of a significant lesser number of equity securities primarily of companies domiciled in the eight-state Rocky Mountain region of our country.

      The market prices and behavior of the individual securities in the Fund's investment portfolio can be affected by local and regional factors which might well result in variances from the market action of the securities in the Index. Furthermore, whatever the difference in the performance in the Index versus the Fund may also be attributed to the lack of application of annual operating expenses and sales charges to the Index.

            [Graphic of a line chart with the following information:]

                Fund Class A Shares     Fund Class A Shares       Russell 2000
                  no sales charge        with sales charge         Stock Index
12/97                  10,000                  9,577                 10,000
12/98                   9,469                  9,069                  9,776
12/99                  11,416                 10,933                 11,863
12/00                  11,353                 10,873                 11,517
12/01                  12,231                 11,713                 11,816
12/02                  10,352                  9,914                  9,399
12/03                  14,541                 13,926                 13,843
12/04                  16,298                 15,609                 16,396
12/05                  17,185                 16,458                 17,156
12/06                  19,169                 18,358                 20,320
12/07                  18,911                 18,112                 20,003

                                                             AVERAGE ANNUAL TOTAL RETURN
                                                        FOR PERIODS ENDED DECEMBER 31, 2007
                                                   ----------------------------------------------
                                                                                          SINCE
CLASS AND INCEPTION DATE                           1 YEAR      5 YEARS     10 YEARS     INCEPTION
-----------------------------------------          ------      -------     --------     ---------
Class A (commenced operations on 7/22/94)
  With Sales Charge .....................          (5.53)%      11.83%       6.12%        8.63%
  Without Sales Charge ..................          (1.34)%      12.81%       6.58%        9.02%
Class C (commenced operations on 5/01/96)
  With CDSC .............................          (3.06)%      11.97%       5.78%        7.36%
  Without CDSC ..........................          (2.08)%      11.97%       5.78%        7.36%
Class Y (commenced operations on 5/01/96)
  No Sales Charge .......................          (1.07)%      13.11%       6.84%        8.35%
Class I (commenced operations on 12/01/05)
  No Sales Charge .......................          (0.87)%       N/A          N/A         3.65%
Russell 2000 Stock Index ................          (1.55)%      16.30%       7.17%       10.34% (Class A)
                                                                                          7.49% (Class C&Y)
                                                                                          6.45% (Class I)

Total return figures shown for the Fund reflect any change in price and assume all distributions within the period were invested in additional shares. Returns for Class A shares are calculated with and without the effect of the initial 4.25% maximum sales charge. Returns for Class C shares are calculated with and without the effect of the 1% contingent deferred sales charge (CDSC) imposed on redemptions made within the first 12 months after purchase. Class Y shares are sold without any sales charge. The rates of return will vary and the principal value of an investment will fluctuate with market conditions. Shares, if redeemed, may be worth more or less than their original cost. Past performance is not predictive of future investment results.

--------------------------------------------------------------------------------

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of Aquila Rocky Mountain Equity Fund:

      We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Aquila Rocky Mountain Equity Fund as of December 31, 2007 and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the years in the two year period ended December 31, 2004 have been audited by other auditors, whose report dated February 18, 2005 expressed an unqualified opinion on such financial highlights.

      We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2007, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Aquila Rocky Mountain Equity Fund as of December 31, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

                                                        TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
February 28, 2008

--------------------------------------------------------------------------------

                        AQUILA ROCKY MOUNTAIN EQUITY FUND
                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2007

                                                                                             MARKET
   SHARES         COMMON STOCKS (93.4%)                                                       VALUE
--------------    --------------------------------------------------------------------    ------------
                  BASIC INDUSTRY (12.1%)
         30,000   Allied Waste Industries, Inc.+ .....................................    $    330,600
          7,000   American Ecology Corp. .............................................         164,360
         16,000   Ball Corp. .........................................................         720,000
          3,000   Freeport-McMoRan Copper & Gold, Inc. ...............................         307,320
         38,000   Knight Transportation, Inc. ........................................         562,780
         11,000   Newmont Mining Corp. ...............................................         537,130
         17,000   SkyWest, Inc. ......................................................         456,450
                                                                                          ------------
                                                                                             3,078,640
                                                                                          ------------
                  BUSINESS SERVICES (2.7%)
          5,000   IHS, Inc. (Class A)+ ...............................................         302,800
         14,000   Insight Enterprises, Inc.+ .........................................         255,360
          4,000   Viad Corp. .........................................................         126,320
                                                                                          ------------
                                                                                               684,480
                                                                                          ------------
                  CAPITAL SPENDING (4.3%)
          5,000   Dynamic Materials Corp. ............................................         294,500
         16,000   Mobile Mini, Inc.+ .................................................         296,640
         24,000   Radyne Corp.+ ......................................................         220,800
         32,000   Semitool, Inc.+ ....................................................         277,760
                                                                                          ------------
                                                                                             1,089,700
                                                                                          ------------
                  CONSUMER CYCLICALS (0.7%)
          5,000   M.D.C. Holdings, Inc. ..............................................         185,650
                                                                                          ------------
                  CONSUMER SERVICES (18.4%)
         36,000   Coldwater Creek, Inc.+ .............................................         240,840
          5,000   Comcast Corp. (Special Class A)+ ...................................          90,600
         18,000   EchoStar Communications Corp. (Class A)+ ...........................         678,960
         16,000   International Game Technology ......................................         702,880
          8,000   Las Vegas Sands Corp.+ .............................................         824,400
          3,000   Liberty Global, Inc. Series A+ .....................................         117,570
          2,000   Liberty Media Capital Series A+ ....................................         232,980
          7,000   Liberty Media Interactive Series A+ ................................         133,560
         11,000   MGM Mirage+ ........................................................         924,220
         14,000   PetSmart, Inc. .....................................................         329,420
         10,000   Pinnacle Entertainment, Inc.+ ......................................         235,600
         16,000   Shuffle Master, Inc.+ ..............................................         191,840
                                                                                          ------------
                                                                                             4,702,870
                                                                                          ------------

                                                                                             MARKET
    SHARES        COMMON STOCKS (CONTINUED)                                                   VALUE
--------------    --------------------------------------------------------------------    ------------
                  CONSUMER STAPLES (2.3%)
         18,000   Discovery Holding Co. Class A+ .....................................    $    452,520
          8,400   Rocky Mountain Chocolate Factory, Inc. .............................         133,392
                                                                                          ------------
                                                                                               585,912
                                                                                          ------------
                  ENERGY (6.8%)
         12,000   Bill Barrett Corp.+ ................................................         502,440
         14,000   Cimarex Energy Co. .................................................         595,420
         12,000   Questar Corp. ......................................................         649,200
                                                                                          ------------
                                                                                             1,747,060
                                                                                          ------------
                  FINANCIAL (10.9%)
         24,000   First State Bancorporation .........................................         333,600
         25,500   Glacier Bancorp, Inc. ..............................................         477,870
         28,000   Janus Capital Group, Inc. ..........................................         919,800
          9,000   Wells Fargo & Company ..............................................         271,710
         20,000   Western Union Co. ..................................................         485,600
          6,000   Zions Bancorporation ...............................................         280,140
                                                                                          ------------
                                                                                             2,768,720
                                                                                          ------------
                  HEALTH CARE (23.6%)
         22,000   Array BioPharma, Inc.+ .............................................         185,240
         15,000   AspenBio Pharma, Inc.+ .............................................         130,800
         24,000   Medicis Pharmaceutical Corp. (Class A) .............................         623,280
         64,000   Merit Medical Systems, Inc.+ .......................................         889,600
         20,000   Myriad Genetics, Inc.+ .............................................         928,400
         31,000   NightHawk Radiology Holdings, Inc.+ ................................         652,550
         18,000   Providence Service Corp.+ ..........................................         506,520
         20,000   Sonic Innovations, Inc.+ ...........................................         154,400
         30,000   Spectranetics Corp.+ ...............................................         459,900
          7,000   USANA Health Services, Inc.+ .......................................         259,560
         14,000   Ventana Medical Systems, Inc.+ .....................................       1,221,220
                                                                                          ------------
                                                                                             6,011,470
                                                                                          ------------
                  TECHNOLOGY (11.1%)
         24,000   Avnet, Inc.+                                                                 839,280
         46,000   CIBER, Inc.+                                                                 281,060

                                                                                             MARKET
    SHARES        COMMON STOCKS (CONTINUED)                                                   VALUE
--------------    --------------------------------------------------------------------    ------------
                  TECHNOLOGY (CONTINUED)
         14,000   JDA Software Group, Inc.+ ..........................................    $    286,440
         32,000   Microchip Technology, Inc. .........................................       1,005,440
         30,000   Micron Technology, Inc.+ ...........................................         217,500
         12,000   RightNow Technologies, Inc.+ .......................................         190,200
                                                                                          ------------
                                                                                             2,819,920
                                                                                          ------------
                  UTILITIES (0.5%)
          4,000   UniSource Energy Corp. .............................................         126,200
                                                                                          ------------
                  Total Common Stocks (cost $16,123,680) .............................      23,800,622
                                                                                          ------------
                  INVESTMENT COMPANIES (6.1%)
                  --------------------------------------------------------------------         -------
        700,000   Goldman Sachs Institutional Liquid Assets Treasury Instruments
                     Portfolio Institutional Class ...................................         700,000
        850,000   JPMorgan 100% U.S. Treasury Securities Money Market Fund
                     Premier Share Class .............................................         850,000
                                                                                          ------------
                  Total Investment companies (cost $1,550,000) .......................       1,550,000
                                                                                          ------------
                  Total Investments (cost $17,673,680*)                         99.5%       25,350,622
                  Other assets less liabilities                                  0.5           122,484
                                                                              ------      ------------
                  Net Assets                                                   100.0%     $ 25,473,106
                                                                              ======      ============

                                                               PERCENT OF
    PORTFOLIO DISTRIBUTION (UNAUDITED)                          PORTFOLIO
    ----------------------------------                          ---------
       ROCKY MOUNTAIN REGION
       Arizona                                                    27.8%
       Colorado                                                   29.0
       Idaho                                                       5.0
       Montana                                                     3.7
       Nevada                                                     11.4
       New Mexico                                                  1.3
       Utah                                                       14.3
                                                                 -----
                                                                  92.5
                                                                 -----
       Other Investments                                           7.5
                                                                 -----
                                                                 100.0%
                                                                 =====


*     Cost for Federal income tax and financial reporting purposes is identical.
+     Non-income producing security.

                See accompanying notes to financial statements.

                        AQUILA ROCKY MOUNTAIN EQUITY FUND
                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2007

ASSETS
     Investments at market value (cost $17,673,680) ...................................    $25,350,622
     Receivable for investment securities sold ........................................        167,538
     Receivable for Fund shares sold ..................................................         17,992
     Dividends receivable .............................................................          8,889
     Prepaid expenses .................................................................          8,420
                                                                                           -----------
         Total assets .................................................................     25,553,461
                                                                                           -----------
LIABILITIES
   Cash overdraft .....................................................................          1,156
   Payable for investment securities purchased ........................................         28,125
   Payable for Fund shares redeemed ...................................................         13,403
   Distribution and service fees payable ..............................................          7,147
   Accrued expenses ...................................................................         30,524
                                                                                           -----------
      Total liabilities ...............................................................         80,355
                                                                                           -----------
NET ASSETS ............................................................................    $25,473,106
                                                                                           ===========
   Net Assets consist of:
   Capital Stock - Authorized an unlimited number of shares, par value $0.01 per share     $     8,453
   Additional paid-in capital .........................................................     17,538,498
   Net unrealized appreciation on investments (note 4) ................................      7,676,942
   Accumulated net realized gain on investments .......................................        249,213
                                                                                           -----------
                                                                                           $25,473,106
                                                                                           ===========
CLASS A
   Net Assets .........................................................................    $20,950,202
                                                                                           ===========
   Capital shares outstanding .........................................................        689,403
                                                                                           ===========
   Net asset value and redemption price per share .....................................    $     30.39
                                                                                           ===========
   Offering price per share (100/95.75 of $30.39 adjusted to nearest cent) ............    $     31.74
                                                                                           ===========
CLASS C
   Net Assets .........................................................................    $ 2,845,141
                                                                                           ===========
   Capital shares outstanding .........................................................        102,197
                                                                                           ===========
   Net asset value and offering price per share .......................................    $     27.84
                                                                                           ===========
   Redemption price per share (*a charge of 1% is imposed on the redemption proceeds of the shares, or on the original price, whichever is lower, if redeemed
      during the first 12 months after purchase) ......................................    $     27.84*
                                                                                           ===========
CLASS I
   Net Assets .........................................................................    $    10,855
                                                                                           ===========
   Capital shares outstanding .........................................................            355
                                                                                           ===========
   Net asset value, offering and redemption price per share ...........................    $     30.58
                                                                                           ===========
CLASS Y
   Net Assets .........................................................................    $ 1,666,908
                                                                                           ===========
   Capital shares outstanding .........................................................         53,343
                                                                                           ===========
   Net asset value, offering and redemption price per share ...........................    $     31.25
                                                                                           ===========

                See accompanying notes to financial statements.

                        AQUILA ROCKY MOUNTAIN EQUITY FUND
                             STATEMENT OF OPERATIONS
                          YEAR ENDED DECEMBER 31, 2007

INVESTMENT INCOME:

     Dividends                                                                                $   260,061

Expenses:

     Management fee (note 3)                                                $    389,891
     Distribution and service fees (note 3)                                       93,252
     Trustees' fees and expenses                                                  78,955
     Transfer and shareholder servicing agent fees (note 3)                       75,373
     Registration fees and dues                                                   46,417
     Legal fees (note 3)                                                          31,071
     Shareholders' reports                                                        19,689
     Auditing and tax fees                                                        13,000
     Chief compliance officer (note 3)                                             4,544
     Custodian fees                                                                3,895
     Insurance                                                                     1,536
     Miscellaneous                                                                59,218
                                                                            ------------
     Total expenses                                                              816,841

     Management fee waived (note 3)                                             (352,549)
     Expenses paid indirectly (note 5)                                           (11,801)
                                                                            ------------
     Net expenses                                                                                 452,491
                                                                                              -----------
     Net investment loss                                                                         (192,430)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

     Net realized gain (loss) from securities transactions                     1,592,136
     Change in unrealized appreciation on investments                         (1,682,733)
                                                                            ------------
     Net realized and unrealized gain (loss) on investments                                       (90,597)
                                                                                              -----------
     Net change in net assets resulting from operations                                       $  (283,027)
                                                                                              ===========

                See accompanying notes to financial statements.

                        AQUILA ROCKY MOUNTAIN EQUITY FUND
                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                 YEAR ENDED         YEAR ENDED
                                                              DECEMBER 31, 2007  DECEMBER 31, 2006
                                                              -----------------  -----------------
OPERATIONS:
   Net investment loss ...................................      $   (192,430)      $   (107,116)
   Net realized gain (loss) from securities transactions .         1,592,136            507,092
   Change in unrealized appreciation on investments ......        (1,682,733)         2,302,022
                                                                ------------       ------------
      Change in net assets from operations ...............          (283,027)         2,701,998
                                                                ------------       ------------
DISTRIBUTIONS TO SHAREHOLDERS (note 8):
   Class A Shares:
   Net realized gain on investments ......................        (1,116,865)          (267,498)

   Class C Shares:
   Net realized gain on investments ......................          (164,465)           (42,980)

   Class I Shares:
   Net realized gain on investments ......................              (569)              (326)

   Class Y Shares:
   Net realized gain on investments ......................           (85,526)           (18,167)
                                                                ------------       ------------
      Change in net assets from distributions ............        (1,367,425)          (328,971)
                                                                ------------       ------------
CAPITAL SHARE TRANSACTIONS (note 7):
   Proceeds from shares sold .............................         3,603,028          7,902,368
   Short-term trading redemption fee .....................             1,003                849
   Reinvested distributions ..............................           901,815            217,492
   Cost of shares redeemed ...............................        (5,597,062)        (4,024,372)
                                                                ------------       ------------
      Change in net assets from capital share transactions        (1,091,216)         4,096,337
                                                                ------------       ------------
      Change in net assets ...............................        (2,741,668)         6,469,364

NET ASSETS:
   Beginning of period ...................................        28,214,774         21,745,410
                                                                ------------       ------------
   End of period .........................................      $ 25,473,106       $ 28,214,774
                                                                ============       ============

                See accompanying notes to financial statements.

                        AQUILA ROCKY MOUNTAIN EQUITY FUND
                          NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31, 2007

1. ORGANIZATION

      Aquila Rocky Mountain Equity Fund (the "Fund"), a diversified, open-end investment company, was organized on November 3, 1993 as a Massachusetts business trust and commenced operations on July 22, 1994. The Fund is authorized to issue an unlimited number of shares and, since its inception to May 1, 1996, offered only one class of shares. On that date, the Fund began offering two additional classes of shares, Class C and Class Y shares. All shares outstanding prior to that date were designated as Class A shares and are sold with a front-payment sales charge and bear an annual distribution fee. Class C shares are sold with a level-payment sales charge with no payment at time of purchase but level service and distribution fees from date of purchase through a period of six years thereafter. A contingent deferred sales charge of 1% is assessed to any Class C shareholder who redeems shares of this Class within one year from the date of purchase. Class C Shares, together with a pro rata portion of all Class C Shares acquired through reinvestment of dividends or other distributions paid in additional Class C Shares, automatically convert to Class A Shares after 6 years. The Class Y shares are only offered to institutions acting for an investor in a fiduciary, advisory, agency, custodian or similar capacity and are not offered directly to retail investors. Class Y shares are sold at net asset value without any sales charge, redemption fees, contingent deferred sales charge or distribution or service fees. On April 30, 1998 the Fund established Class I shares, which are offered and sold only through financial intermediaries and are not offered directly to retail investors. Class I shares commenced operations on December 1, 2005. Class I Shares are sold at net asset value without any sales charge, redemption fees, or contingent deferred sales charge. Class I Shares carry a distribution fee and service fee. All classes of shares represent interests in the same portfolio of investments and are identical as to rights and privileges but differ with respect to the effect of sales charges, the distribution and/or service fees borne by each class, expenses specific to each class, voting rights on matters affecting a single class and the exchange privileges of each class.

2. SIGNIFICANT ACCOUNTING POLICIES

      The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

a) PORTFOLIO VALUATION: Securities listed on a national securities exchange or designated as national market system securities are valued at the last sale price on such exchanges or market system. Securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or at the direction of the Board of Trustees. Short-term investments maturing in 60 days or less are valued at amortized cost.

b) SECURITIES TRANSACTIONS AND RELATED INVESTMENT INCOME: Securities transactions are recorded on the trade date. Realized gains and losses from securities transactions are reported on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded daily on the accrual basis.

c) FEDERAL INCOME TAXES: It is the policy of the Fund to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code applicable to certain investment companies. The Fund intends to make distributions of income and securities profits sufficient to relieve it from all, or substantially all, Federal income and excise taxes.

      FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" ("FIN 48") was adopted on June 29, 2007. Management has reviewed the tax positions for each of the open tax years (2004-2007) and has determined that the implementation of FIN 48 did not have a material impact on the Fund's financial statements.

d) MULTIPLE CLASS ALLOCATIONS: All income, expenses (other than class-specific expenses), and realized and unrealized gains or losses are allocated daily to each class of shares based on the relative net assets of each class. Class-specific expenses, which include distribution and service fees and any other items that are specifically attributed to a particular class, are charged directly to such class.

e) USE OF ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

f) RECLASSIFICATION OF CAPITAL ACCOUNTS: Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications were due to a net investment loss and use of equalization for tax and have no effect on net assets or net asset value per share. On December 31, 2007 the Fund decreased undistributed net investment loss by $192,430, decreased accumulated net realized gain on investments by $156,406 and decreased additional paid-in capital by $36,024.

g) ACCOUNTING PRONOUNCEMENT: In September 2006, FASB issued FASB Statement No. 157, "Fair Value Measurement" ("SFAS 157"), which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Fund believes adoption of SFAS 157 will have no material impact on the Fund's financial statements.

3. FEES AND RELATED PARTY TRANSACTIONS

a) MANAGEMENT ARRANGEMENTS:

      The Fund has a Sub-Advisory and Administration Agreement with Aquila Investment Management LLC (the "Manager"), a wholly-owned subsidiary of Aquila Management Corporation, the Fund's founder and sponsor. Under this agreement, the Manager supervises the investments of the Fund and the composition of its portfolio, arranges for the purchases and sales of portfolio securities, and provides for daily pricing of the Fund's portfolio. Besides its sub-advisory services, it also provides all administrative services. This includes providing the office of the Fund and all related services as well as managing relationships with all the various support organizations to the Fund such as the shareholder servicing agent, custodian, legal counsel, auditors and distributor and additionally maintaining the Fund's accounting books and records. For its services, the Manager is entitled to receive a fee which is payable monthly and computed as of the close of business each day on the net assets of the Fund at the following annual rates; 1.50% on the first $15 million; 1.20% on the next $35 million and 0.90% on the excess over $50 million.

      For the year ended December 31, 2007, the Fund incurred management fees of $389,891, of which $352,549 was waived. The Manager contractually undertook to waive fees and/or reimburse Fund expenses during the period January 1, 2007 through December 31, 2007 so that total Fund expenses would not exceed 1.50% for Class A Shares, 2.25% for Class C Shares, 1.52% for Class I Shares or 1.25% for Class Y Shares. Comparable expense limitations are in place for fiscal 2008.

      Under a Compliance Agreement with the Manager, the Manager is compensated for Chief Compliance Officer related services provided to enable the Fund to comply with Rule 38a-1 of the Investment Company Act of 1940.

      Specific details as to the nature and extent of the services provided by the Manager are more fully defined in the Fund's Prospectus and Statement of Additional Information.

b) DISTRIBUTION AND SERVICE FEES:

      The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 (the "Rule") under the Investment Company Act of 1940. Under one part of the Plan, with respect to Class A Shares, the Fund is authorized to make service fee payments to broker-dealers or others ("Qualified Recipients") selected by Aquila Distributors, Inc. (the "Distributor"), including, but not limited to, any principal underwriter of the Fund, with which the Distributor has entered into written agreements contemplated by the Rule and which have rendered assistance in the distribution and/or retention of the Fund's shares or servicing of shareholder accounts. The Fund makes payment of this service fee at the annual rate of 0.25% of the Fund's average net assets represented by Class A Shares. For the year ended December 31, 2007, distribution fees on Class A Shares amounted to $58,853 of which the Distributor retained $6,692.

      Under another part of the Plan, the Fund is authorized to make payments with respect to Class C Shares to Qualified Recipients which have rendered assistance in the distribution and/or retention of the Fund's Class C shares or servicing of shareholder accounts. These payments are made at the annual rate of 0.75% of the Fund's average net assets represented by Class C Shares and for the year ended December 31, 2007, amounted to $25,758. In addition, under a Shareholder Services Plan, the Fund is authorized to make service fee payments with respect to Class C Shares to Qualified Recipients for providing personal services and/or maintenance of shareholder accounts. These payments are made at the annual rate of 0.25% of the Fund's average net assets represented by Class C Shares and for the year ended December 31, 2007, amounted to

$8,586. The total of these payments with respect to Class C Shares amounted to $34,344 of which the Distributor retained $8,020.

      Under another part of the Plan, the Fund is authorized to make payments with respect to Class I Shares to Qualified Recipients. Class I payments, under the Plan, may not exceed, for any fiscal year of the Fund a rate (currently 0.20%) set from time to time by the Board of Trustees of not more than 0.25% of the average annual net assets represented by the Class I Shares. In addition, the Fund has a Shareholder Services Plan under which it may pay service fees (currently 0.15%) of not more than 0.25% of the average annual net assets of the Fund represented by Class I Shares. That is, the total payments under both plans will not exceed 0.50% of such net assets. For the year ended December 31, 2007, these payments were made at the average annual rate of 0.35% of such net assets and amounted to $97 of which $55 related to the Plan and $42 related to the Shareholder Services Plan.

      Specific details about the Plans are more fully defined in the Fund's Prospectus and Statement of Additional Information.

      Under a Distribution Agreement, the Distributor serves as the exclusive distributor of the Fund's shares. The Fund's shares are sold primarily through agreements between the Distributor and various brokerage and advisory firms, with the bulk of sales commissions inuring to such brokerage and advisory firms. For the year ended December 31, 2007, total commissions on sales of Class A Shares amounted to $52,487 of which the Distributor received $5,265.

c) OTHER RELATED PARTY TRANSACTIONS:

      For the year ended December 31, 2007, the Fund incurred $15,908 of legal fees allocable to Hollyer Brady Barrett & Hines LLP ("Hollyer Brady") and
$20,627 to its successor, Butzel Long PC, counsel to the Fund, for legal services in conjunction with the Fund's ongoing operations. The Secretary of the Fund was a partner at Hollyer Brady and is a shareholder of its successor.

4. PURCHASES AND SALES OF SECURITIES

      During the year ended December 31, 2007, purchases of securities and proceeds from the sales of securities (excluding short-term investments) aggregated $4,388,788 and $5,287,946, respectively.

      At December 31, 2007, the aggregate tax cost for all securities was $17,673,680. At December 31, 2007, the aggregate gross unrealized appreciation for all securities in which there is an excess of market value over tax cost amounted to $8,269,445 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over market value amounted to $592,503 for a net unrealized appreciation of $7,676,942.

5. EXPENSES

      The Fund has negotiated an expense offset arrangement with its custodian wherein it receives credit toward the reduction of custodian fees and other Fund expenses whenever there are uninvested cash balances. The Statement of Operations reflects the total expenses before any offset, the amount of offset and the net expenses.

6. PORTFOLIO ORIENTATION

      The Fund's investments are primarily invested in the securities of companies within the eight state Rocky Mountain region consisting of Arizona, Colorado, Idaho, Montana, Nevada, New Mexico, Utah and Wyoming and therefore are subject to economic and other conditions affecting the various states which comprise the region. Accordingly, the investment performance of the Fund might not be comparable with that of a broader universe of companies.

7. CAPITAL SHARE TRANSACTIONS

a) Transactions in Capital Shares of the Fund were as follows:

                                         YEAR ENDED                          YEAR ENDED
                                      DECEMBER 31, 2007                  DECEMBER 31, 2006
                                ---------------------------        ---------------------------
                                   SHARES          AMOUNT             SHARES          AMOUNT
                                -----------     -----------        -----------     -----------
CLASS A SHARES:
   Proceeds from shares sold         72,259     $ 2,409,367            184,088     $ 5,717,458
   Reinvested distributions          24,498         765,555              5,662         183,463
   Cost of shares redeemed .       (119,460)     (4,007,015)(a)        (78,130)     (2,412,241)(a)
                                -----------     -----------        -----------     -----------
      Net change ...........        (22,703)       (832,093)           111,620       3,488,680
                                -----------     -----------        -----------     -----------
CLASS C SHARES:
   Proceeds from shares sold         20,256         622,641             44,766       1,305,452
   Reinvested distributions           2,651          75,912                705          21,199
   Cost of shares redeemed .        (35,248)     (1,101,248)           (25,603)       (739,232)
                                -----------     -----------        -----------     -----------
      Net change ...........        (12,341)       (402,695)            19,868         587,419
                                -----------     -----------        -----------     -----------
CLASS I SHARES:
   Proceeds from shares sold             13                             450 32           1,000
   Reinvested distributions              18             569                 10             326
   Cost of shares redeemed .           (547)        (17,466)(b)             --              --(b)
                                -----------     -----------        -----------     -----------
      Net change ...........           (516)        (16,447)                42           1,326
                                -----------     -----------        -----------     -----------
CLASS Y SHARES:
   Proceeds from shares sold         16,522         570,570             27,839         878,458
   Reinvested distributions           1,861          59,779                377          12,504
   Cost of shares redeemed .        (13,655)       (470,330)(c)        (27,134)       (872,899)(c)
                                -----------     -----------        -----------     -----------
      Net change ...........          4,728         160,019              1,082          18,063
                                -----------     -----------        -----------     -----------
Total transactions in Fund
   shares ..................        (30,832)    $(1,091,216)           132,612     $ 4,095,488
                                ===========     ===========        ===========     ===========

(a)   Net of short-term trading redemption fees of $263 and $308, respectively.
(b)   Net of short-term trading redemption fees of $4 and $0, respectively.
(c)   Net of short-term trading redemption fees of $736 and $541, respectively.

b) SHORT-TERM TRADING REDEMPTION FEE: The Fund and the Distributor may reject any order for the purchase of shares, on a temporary or permanent basis, from investors exhibiting a pattern of frequent or short-term trading in Fund shares. In addition, the Fund imposes a redemption fee of 2.00% of the shares' redemption value on any redemption of Class A Shares on which a sales charge is not imposed or of Class I and Class Y Shares, if the redemption occurs within 90 days of purchase. The fee will be paid to the Fund and is designed to offset the costs to the Fund caused by short-term trading in Fund shares. The fee will not apply to shares sold under an Automatic Withdrawal Plan, or sold due to the shareholder's death or disability. For the year ended December 31, 2007, fees collected did not have a material effect on the financial highlights.

8. INCOME TAX INFORMATION AND DISTRIBUTIONS

      The Fund declares annual distributions to shareholders from net investment income, if any, and from net realized capital gains, if any. Distributions are recorded by the Fund on the ex-dividend date and paid in additional shares at the net asset value per share, in cash, or in a combination of both, at the shareholder's option. Dividends from net investment income and distributions from realized gains from investment transactions are determined in accordance with Federal income tax regulations, which may differ from investment income and realized gains determined under generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes, but not for tax purposes, are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions from paid-in capital.

      The tax character of distributions:

                                                 Year Ended December 31,
                                                  2007              2006
                                               -----------       ----------

      Long-term capital gain ...........       $ 1,367,425       $  328,971

      As of December 31, 2007, the components of distributable earnings on a tax basis were as follows:

      Accumulated net realized gain ....       $   249,213
      Unrealized appreciation ..........         7,676,942
                                               -----------
                                               $ 7,926,155
                                               ===========

                        AQUILA ROCKY MOUNTAIN EQUITY FUND
                              FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                           Class A
                                              -----------------------------------------------------------------
                                                                   Year Ended December 31,
                                              -----------------------------------------------------------------
                                                2007           2006          2005          2004          2003
                                              --------       --------      --------      --------      --------
Net asset value, beginning of period .....    $  32.47       $  29.45      $  27.93      $  24.92      $  17.74
                                              --------       --------      --------      --------      --------
Income (loss) from investment operations:
  Net investment income (loss) ...........       (0.20)++       (0.11)+       (0.11)+       (0.17)+       (0.16)+
  Net gain (loss) on securities (both
    realized and unrealized) .............       (0.19)          3.51          1.63          3.18          7.34
                                              --------       --------      --------      --------      --------
  Total from investment operations .......       (0.39)          3.40          1.52          3.01          7.18
                                              --------       --------      --------      --------      --------
Less distributions (note 8):
  Distributions from capital gains .......       (1.69)         (0.38)           --            --            --
                                              --------       --------      --------      --------      --------
Net asset value, end of period ...........    $  30.39       $  32.47      $  29.45      $  27.93      $  24.92
                                              ========       ========      ========      ========      ========
Total return (not reflecting sales charge)       (1.34)%        11.54%         5.44%        12.08%        40.47%

Ratios/supplemental data
  Net assets, end of period
    (in thousands) .......................    $ 20,950       $ 23,121      $ 17,684      $ 13,718      $ 10,345
  Ratio of expenses to average net assets         1.54%          1.72%         1.59%         1.54%         1.50%
  Ratio of net investment loss to average
    net assets ...........................       (0.64)%        (0.57)%       (0.48)%       (0.72)%       (0.77)%
  Portfolio turnover rate ................       16.81%         13.31%         9.78%         8.38%         3.01%

The expense and net investment income ratios without the effect of the waiver of fees and the expense reimbursement were (note 3):

  Ratio of expenses to average net assets         2.73%          2.70%         3.23%         2.82%         3.25%
  Ratio of net investment loss to average
    net assets ...........................       (1.82)%        (1.55)%       (2.11)%       (1.99)%       (2.51)%

The expense ratios after giving effect to the waivers, reimbursements and expense offset for uninvested cash balances were (note 3):

  Ratio of expenses to average net assets         1.50%          1.50%         1.50%         1.50%         1.48%

                                                                           Class C
                                              -----------------------------------------------------------------
                                                                   Year Ended December 31,
                                              -----------------------------------------------------------------
                                                2007           2006          2005          2004          2003
                                              --------       --------      --------      --------      --------
Net asset value, beginning of period .....    $  30.11       $  27.54      $  26.31      $  23.66      $  16.96
                                              --------       --------      --------      --------      --------
Income (loss) from investment operations:
  Net investment income (loss) ...........       (0.42)++       (0.32)+       (0.30)+       (0.35)+       (0.30)+
  Net gain (loss) on securities (both
    realized and unrealized) .............       (0.16)          3.27          1.53          3.00          7.00
                                              --------       --------      --------      --------      --------
  Total from investment operations .......       (0.58)          2.95          1.23          2.65          6.70
                                              --------       --------      --------      --------      --------
Less distributions (note 8):
  Distributions from capital gains .......       (1.69)         (0.38)           --            --            --
                                              --------       --------      --------      --------      --------
Net asset value, end of period ...........    $  27.84       $  30.11      $  27.54      $  26.31      $  23.66
                                              ========       ========      ========      ========      ========
Total return (not reflecting sales charge)       (2.08)%        10.71%         4.68%        11.20%        39.50%

Ratios/supplemental data
  Net assets, end of period
    (in thousands) .......................    $  2,845       $  3,449      $  2,607      $  2,235      $  1,835
  Ratio of expenses to average net assets         2.29%          2.47%         2.34%         2.29%         2.26%
  Ratio of net investment loss to average
    net assets ...........................       (1.38)%        (1.32)%       (1.24)%       (1.47)%       (1.53)%
  Portfolio turnover rate ................       16.81%         13.31%         9.78%         8.38%         3.01%

The expense and net investment income ratios without the effect of the waiver of fees and the expense reimbursement were (note 3):

  Ratio of expenses to average net assets         3.47%          3.45%         3.98%         3.56%         4.02%
  Ratio of net investment loss to average
    net assets ...........................       (2.56)%        (2.30)%       (2.87)%       (2.74)%       (3.29)%

The expense ratios after giving effect to the waivers, reimbursements and expense offset for uninvested cash balances were (note 3):

  Ratio of expenses to average net assets         2.25%          2.25%         2.25%         2.25%         2.24%

----------
+ Per share amounts have been calculated using the monthly average shares method.
++ Per share amounts have been calculated using the daily average shares method.

                See accompanying notes to financial statements.

                        AQUILA ROCKY MOUNTAIN EQUITY FUND
                        FINANCIAL HIGHLIGHTS (CONTINUED)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                         Class I                                       Class Y
                                             --------------------------------    -------------------------------------------------
                                                 Year Ended
                                                December 31,        Period                     Year Ended December 31,
                                             ------------------     Ended        -------------------------------------------------
                                              2007        2006    12/31/05(1)     2007        2006       2005      2004      2003
                                             ------      ------   -----------    ------      ------     ------    ------    ------
Net asset value, beginning of period .....   $32.51      $29.46     $30.26       $33.25      $30.08     $28.45    $25.32    $17.97
                                             ------      ------     ------       ------      ------     ------    ------    ------
Income (loss) from investment operations:
  Net investment income (loss) ...........    (0.14)++    (0.08)+    (0.02)+      (0.12)++    (0.03)+    (0.05)+   (0.11)+   (0.10)+
  Net gain (loss) on securities
    (both realized and unrealized) .......    (0.10)       3.51      (0.78)       (0.19)       3.58       1.68      3.24      7.45
                                             ------      ------     ------       ------      ------     ------    ------    ------
  Total from investment operations .......    (0.24)       3.43      (0.80)       (0.31)       3.55       1.63      3.13      7.35
                                             ------      ------     ------       ------      ------     ------    ------    ------
Less distributions (note 8):
  Distributions from capital gains .......    (1.69)      (0.38)        --        (1.69)      (0.38)        --        --        --
                                             ------      ------     ------       ------      ------     ------    ------    ------
Net asset value, end of period ...........   $30.58      $32.51     $29.46       $31.25      $33.25     $30.08    $28.45    $25.32
                                             ======      ======     ======       ======      ======     ======    ======    ======
Total return (not reflecting sales charge)    (0.87)%     11.64%     (2.64)%*     (1.07)%     11.80%      5.73%    12.36%    40.90%

Ratios/supplemental data
  Net assets, end of period
    (in thousands) .......................   $   11      $   28     $   24       $1,667      $1,616     $1,430    $1,661    $1,400
  Ratio of expenses to average net assets      1.38%       1.64%      1.43%**      1.29%       1.47%      1.34%     1.29%     1.25%
  Ratio of net investment income (loss)
    to average net assets ................    (0.46)%     (0.48)%    (0.64)%**    (0.39)%     (0.31)%    (0.26)%   (0.47)%   (0.51)%
  Portfolio turnover rate ................    16.81%      13.31%      9.78%*      16.81%      13.31%      9.78%     8.38%     3.01%

The expense and net investment income ratios without the effect of the waiver of fees and the expense reimbursement were (note 3):

  Ratio of expenses to average net assets      2.55%       2.69%      2.67%**      2.48%       2.45%      2.99%     2.56%     3.05%
  Ratio of net investment loss to
    average net assets ...................    (1.63)%     (1.53)%    (1.89)%**    (1.59)%     (1.30)%    (1.91)%   (1.75)%   (2.32)%

The expense ratios after giving effect to the waivers, reimbursements and expense offset for uninvested cash balances were:

  Ratio of expenses to average net assets      1.34%       1.42%      1.42%**      1.25%       1.25%      1.25%     1.25%     1.23%

----------
+     Per share amounts have been  calculated  using the monthly  average shares method.
++    Per share  amounts have been  calculated  using the daily  average  shares method.
*     Not Annualized
**    Annualized
(1)   Commenced operations on December 1, 2005.

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------

ANALYSIS OF EXPENSES (UNAUDITED)

      As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end sales charges with respect to Class A shares or contingent deferred sales charges ("CDSC") with respect to Class C shares; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. The table below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

      The table below is based on an investment of $1,000 invested on July 1, 2007 and held for the six months ended December 31, 2007.

ACTUAL EXPENSES

      This table provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled "Expenses Paid During the Period".

SIX MONTHS ENDED DECEMBER 31, 2007

                    ACTUAL
                 TOTAL RETURN       BEGINNING        ENDING          EXPENSES
                    WITHOUT          ACCOUNT        ACCOUNT         PAID DURING
                SALES CHARGES(1)      VALUE          VALUE         THE PERIOD(2)
--------------------------------------------------------------------------------
Class A             (6.66)%         $1,000.00       $933.40          $  7.31
Class C             (6.99)%         $1,000.00       $930.10          $ 10.95
Class I             (6.23)%         $1,000.00       $937.70          $  6.06
Class Y             (6.50)%         $1,000.00       $935.00          $  6.10

(1) ASSUMES REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS, IF ANY, AT NET ASSET VALUE AND DOES NOT REFLECT THE DEDUCTION OF THE APPLICABLE SALES CHARGES WITH RESPECT TO CLASS A SHARES OR THE APPLICABLE CONTINGENT DEFERRED SALES CHARGES ("CDSC") WITH RESPECT TO CLASS C SHARES. TOTAL RETURN IS NOT ANNUALIZED, AS IT MAY NOT BE REPRESENTATIVE OF THE TOTAL RETURN FOR THE YEAR.

(2) EXPENSES ARE EQUAL TO THE ANNUALIZED EXPENSE RATIO OF 1.50%, 2.25%, 1.24% AND 1.25% FOR THE FUND'S CLASS A, C, I AND Y SHARES, RESPECTIVELY,
      MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 184/365 (TO REFLECT THE ONE-HALF YEAR PERIOD).

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

      The table below provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other mutual funds. To do so, compare this 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of other mutual funds.

      Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs with respect to Class A shares. The example does not reflect the deduction of contingent deferred sales charges ("CDSC") with respect to Class C shares. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transaction costs were included, your costs would have been higher.

SIX MONTHS ENDED DECEMBER 31, 2007

                HYPOTHETICAL
                 ANNUALIZED        BEGINNING         ENDING           EXPENSES
                   TOTAL            ACCOUNT         ACCOUNT         PAID DURING
                   RETURN            VALUE           VALUE         THE PERIOD(1)
--------------------------------------------------------------------------------
Class A             5.00%         $1,000.00        $1,017.64          $  7.63
Class C             5.00%         $1,000.00        $1,013.86          $ 11.42
Class I             5.00%         $1,000.00        $1,018.95          $  6.31
Class Y             5.00%         $1,000.00        $1,018.90          $  6.36

(1) EXPENSES ARE EQUAL TO THE ANNUALIZED EXPENSE RATIO OF 1.50%, 2.25%, 1.24% AND 1.25% FOR THE FUND'S CLASS A, C , I AND Y SHARES, RESPECTIVELY,
      MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 184/365 (TO REFLECT THE ONE-HALF YEAR PERIOD).

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

INFORMATION AVAILABLE (UNAUDITED)

      Much of the information that the funds in the Aquila Group of Funds(R) produce is automatically sent to you and all other shareholders. Specifically, you are routinely sent the entire list of portfolio securities of your Fund twice a year in the semi-annual and annual reports you receive. Additionally, we prepare, and have available, portfolio listings at the end of each quarter. Whenever you may be interested in seeing a listing of your Fund's portfolio other than in your shareholder reports, please check our website http://www.aquilafunds.com or call us at 1-800-437-1020.

      The Fund additionally files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available free of charge on the SEC website at http://www.sec.gov. You may also review or, for a fee, copy the forms at the SEC's Public Reference Room in Washington, DC or by calling 1-800-SEC-0330.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

PROXY VOTING RECORD (UNAUDITED)

      Proxy Voting Guidelines and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-437-1020). This information is also available at http://www.aquilafunds.com/armef/armefproxy.htm or on the SEC's Web site - http://www.sec.gov

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

FEDERAL TAX STATUS OF DISTRIBUTIONS (UNAUDITED)

      For the calendar year ended December 31, 2007, 100% of the amount distributed by Aquila Rocky Mountain Equity Fund qualified as net long-term capital gains.

      Prior to January 31, 2008, shareholders were mailed IRS Form 1099-DIV which contains information on the status of distributions paid for the 2007 calendar year.

--------------------------------------------------------------------------------

ADDITIONAL INFORMATION (UNAUDITED)

TRUSTEES(1)
AND OFFICERS

                                                                                        NUMBER OF
                        POSITIONS                                                       PORTFOLIOS      OTHER DIRECTORSHIPS
                        HELD WITH                                                       IN FUND         HELD BY TRUSTEE
NAME,                   FUND AND        PRINCIPAL                                       COMPLEX         (THE POSITION HELD IS
ADDRESS(2)              LENGTH OF       OCCUPATION(S)                                   OVERSEEN        A DIRECTORSHIP UNLESS
AND DATE OF BIRTH       SERVICE(3)      DURING PAST 5 YEARS                             BY TRUSTEE      INDICATED OTHERWISE.)
-----------------       ----------      -------------------                             ----------      ---------------------
INTERESTED TRUSTEE(4)

Diana P. Herrmann       Trustee since   Vice Chair and Chief Executive Officer of          12           ICI Mutual Insurance
New York, NY            1997 and        Aquila Management Corporation, Founder of the                   Company
(02/25/58)              President       Aquila Group of Funds(R)(5) and parent of
                        since 2002      Aquila Investment Management LLC, Manager,
                                        since 2004, President and Chief Operating
                                        Officer since 1997, a Director since 1984,
                                        Secretary since 1986 and previously its
                                        Executive Vice President, Senior Vice
                                        President or Vice President, 1986-1997; Chief
                                        Executive Officer and Vice Chair since 2004
                                        and President, Chief Operating Officer and
                                        Manager of the Manager since 2003; Chair, Vice
                                        Chair, President, Executive Vice President or
                                        Senior Vice President of funds in the Aquila
                                        Group of Funds(R) since 1986; Director of the
                                        Distributor since 1997; trustee, Reserve
                                        Money-Market Funds, 1999-2000 and Reserve
                                        Private Equity Series, 1998-2000; Governor,
                                        Investment Company Institute (a trade
                                        organization for the U.S. fund industry
                                        dedicated to protecting shareholder interests
                                        and educating the public about investing) and
                                        head of its Small Funds Committee since 2004;
                                        active in charitable and volunteer
                                        organizations.

NON-INTERESTED TRUSTEES

Tucker Hart Adams       Chair of the    President, The Adams Group, Inc., an economic       3           Director, Colorado Health
Colorado Springs, CO    Board of        consulting firm, since 1989; formerly Chief                     Facilities Authority
(01/11/38)              Trustees since  Economist, United Banks of Colorado; currently
                        2005 and        or formerly active with numerous professional
                        Trustee since   and community organizations.
                        1993

Gary C. Cornia          Trustee since   Director, Romney Institute of Public                4           Lincoln Institute of Land
Orem, UT                2002            Management, Marriott School of Management,                      Policy, Cambridge, MA
(06/24/48)                              Brigham Young University, 2004 - present;
                                        Professor, Marriott School of Management, 1980
                                        - present; Past President, the National Tax
                                        Association; Fellow, Lincoln Institute of Land
                                        Policy, 2002 - present; Associate Dean,
                                        Marriott School of Management, Brigham Young
                                        University, 1991-2000; Utah Governor's Tax
                                        Review Committee since 1993.

                                                                                        NUMBER OF
                        POSITIONS                                                       PORTFOLIOS      OTHER DIRECTORSHIPS
                        HELD WITH                                                       IN FUND         HELD BY TRUSTEE
NAME,                   FUND AND        PRINCIPAL                                       COMPLEX         (THE POSITION HELD IS
ADDRESS(2)              LENGTH OF       OCCUPATION(S)                                   OVERSEEN        A DIRECTORSHIP UNLESS
AND DATE OF BIRTH       SERVICE(3)      DURING PAST 5 YEARS                             BY TRUSTEE      INDICATED OTHERWISE.)
-----------------       ----------      -------------------                             ----------      ---------------------
Grady Gammage, Jr.      Trustee since   Founding partner, Gammage & Burnham, PLC, a         2           None
Phoenix, AZ             2004            law firm, Phoenix, Arizona, since 1983;
(10/01/51)                              director, Central Arizona Water Conservation
                                        District, 1992-2004; director, Arizona State
                                        University Foundation since 1998; Manicopa
                                        Partnership for Arts & Culture; Public
                                        Architecture; Arizona Historical Foundation.

Glenn P. O'Flaherty     Trustee since   Co-Founder, Chief Financial Officer and Chief       2           None
Denver, CO              2007            Compliance Officer of Three Peaks Capital
(08/03/58)                              Management, LLP, 2003-2005; Vice President -
                                        Investment Accounting, Global Trading and
                                        Trade Operations, Janus Capital Corporation,
                                        and Chief Financial Officer and Treasurer,
                                        Janus Funds, 1991-2002.

OTHER INDIVIDUALS

CHAIRMAN EMERITUS(6)

Lacy B. Herrmann        Founder and     Founder and Chairman of the Board, Aquila          N/A          N/A
New York, NY            Chairman        Management Corporation, the sponsoring
(05/12/29)              Emeritus since  organization and parent of the Manager or
                        2006, Chairman  Administrator and/or Adviser or Sub-Adviser to
                        of the Board    each fund of the Aquila Group of Funds(R);
                        of Trustees,    Chairman of the Manager or Administrator
                        1993-2005       and/or Adviser or Sub-Adviser to each since
                                        2004; Founder and Chairman Emeritus of each
                                        fund in the Aquila Group of Funds(R);
                                        previously Chairman and a Trustee of each fund
                                        in the Aquila Group of Funds(R) since its
                                        establishment until 2004 or 2005; Director of
                                        the Distributor since 1981 and formerly Vice
                                        President or Secretary, 1981-1998; Trustee
                                        Emeritus, Brown University and the Hopkins
                                        School; active in university, school and
                                        charitable organizations.

OFFICERS

Charles E. Childs, III  Executive Vice  Executive Vice President of all funds in the       N/A          N/A
New York, NY            President       Aquila Group of Funds(R) and the Manager and
(04/01/57)              since 2003      the Manager's parent since 2003; formerly
                                        Senior Vice President, corporate development,
                                        Vice President, Assistant Vice President and
                                        Associate of the Manager's parent since 1987;
                                        Senior Vice President, Vice President or
                                        Assistant Vice President of the Aquila
                                        Money-Market Funds, 1988-2003.

                                                                                        NUMBER OF
                        POSITIONS                                                       PORTFOLIOS      OTHER DIRECTORSHIPS
                        HELD WITH                                                       IN FUND         HELD BY TRUSTEE
NAME,                   FUND AND        PRINCIPAL                                       COMPLEX         (THE POSITION HELD IS
ADDRESS(2)              LENGTH OF       OCCUPATION(S)                                   OVERSEEN        A DIRECTORSHIP UNLESS
AND DATE OF BIRTH       SERVICE(3)      DURING PAST 5 YEARS                             BY TRUSTEE      INDICATED OTHERWISE.)
-----------------       ----------      -------------------                             ----------      ---------------------
Marie E. Aro            Senior Vice     Senior Vice President, Aquila Rocky Mountain       N/A          N/A
Denver, CO              President       Equity Fund, and Vice President, Tax-Free
(02/10/55)              since 2004      Trust of Arizona, since 2004; Senior Vice
                                        President, Aquila Three Peaks High Income
                                        Fund, since 2006; Vice President, INVESCO
                                        Funds Group, 1998-2003; Vice President, Aquila
                                        Distributors, Inc., 1993-1997.

Jerry G. McGrew         Senior Vice     President of the Distributor since 1998,           N/A          N/A
New York, NY            President       Registered Principal since 1993, Senior Vice
(06/18/44)              since 1996      President, 1997-1998 and Vice President,
                                        1993-1997; Senior Vice President, Aquila Three
                                        Peaks High Income Fund, Aquila Rocky Mountain
                                        Equity Fund and five Aquila Municipal Bond
                                        Funds; Vice President, Churchill Cash Reserves
                                        Trust, 1995-2001.

James M. McCullough     Senior Vice     Senior Vice President or Vice President of         N/A          N/A
Portland, OR            President       Aquila Rocky Mountain Equity Fund and Tax-Free
(06/11/45)              since 1999      Trust of Oregon; Senior Vice President of the
                                        Distributor since 2000; Director of Fixed
                                        Income Institutional Sales, CIBC Oppenheimer &
                                        Co. Inc., Seattle, WA, 1995-1999.

Barbara S. Walchli      Senior Vice     Senior Vice President and Portfolio Manager of     N/A          N/A
Phoenix, AZ             President       Aquila Rocky Mountain Equity Fund since 1999;
(09/24/52)              since 1999      Fund Co-manager, One Group Large Company
                                        Growth Fund and One Group Income Equity Fund,
                                        Banc One Investment Advisors, 1996-1997;
                                        Director of Research, Senior Vice President,
                                        First Interstate Capital Management,
                                        1995-1996; Investment Committee, Arizona
                                        Community Foundation 1986-2007; member,
                                        Institute of Chartered Financial Analysts,
                                        Association for Investment Management and
                                        Research and the Phoenix Society of Financial
                                        Analysts; formerly Senior Analyst, Banc One
                                        Investment Advisors and Director of Research,
                                        Valley National Bank.

                                                                                        NUMBER OF
                        POSITIONS                                                       PORTFOLIOS      OTHER DIRECTORSHIPS
                        HELD WITH                                                       IN FUND         HELD BY TRUSTEE
NAME,                   FUND AND        PRINCIPAL                                       COMPLEX         (THE POSITION HELD IS
ADDRESS(2)              LENGTH OF       OCCUPATION(S)                                   OVERSEEN        A DIRECTORSHIP UNLESS
AND DATE OF BIRTH       SERVICE(3)      DURING PAST 5 YEARS                             BY TRUSTEE      INDICATED OTHERWISE.)
-----------------       ----------      -------------------                             ----------      ---------------------
Kimball L. Young        Senior Vice     Co-portfolio manager, Tax-Free Fund For Utah       N/A          N/A
Salt Lake City, UT      President       since 2001; Co-founder, Lewis Young Robertson
(08/07/46)              since 1999      & Burningham, Inc., a NASD licensed
                                        broker/dealer providing public finance
                                        services to Utah local governments, 1995-2001;
                                        Senior Vice President of two Aquila Bond Funds
                                        and Aquila Rocky Mountain Equity Fund;
                                        formerly Senior Vice President-Public Finance,
                                        Kemper Securities Inc., Salt Lake City, Utah.

R. Lynn Yturri          Senior Vice     Senior Vice President Investments, Aquila          N/A          N/A
Scottsdale, AZ          President       Investment Management LLC since 2005, Senior
(08/29/42)              since 2006      Vice President, Aquila Rocky Mountain Equity
                                        Fund since 2006; Senior Vice President and
                                        equity fund manager, JP Morgan Chase, formerly
                                        One Group, Bank One's mutual fund family,
                                        1992-2004.

Stephen J. Caridi       Vice President  Vice President of the Distributor since 1995;      N/A          N/A
New York, NY            since 2006      Vice President, Hawaiian Tax-Free Trust since
(05/06/61)                              1998; Senior Vice President, Narragansett
                                        Insured Tax-Free Income Fund since 1998, Vice
                                        President 1996-1997; Senior Vice President,
                                        Tax-Free Fund of Colorado since 2004; Vice
                                        President, Aquila Rocky Mountain Equity Fund
                                        since 2006.

Sherri Foster           Vice President  Senior Vice President, Hawaiian Tax-Free Trust     N/A          N/A
Lahaina, HI             since 2006      since 1993 and formerly Vice President or
(07/27/50)                              Assistant Vice President; Vice President since
                                        1997 and formerly Assistant Vice President of
                                        the three Aquila Money-Market Funds; Vice
                                        President, Aquila Rocky Mountain Equity Fund
                                        since 2006; Registered Representative of the
                                        Distributor since 1985.

Jason T. McGrew         Vice President  Vice President, Churchill Tax-Free Fund of         N/A          N/A
Elizabethtown, KY       since 2006      Kentucky since 2001, Assistant Vice President,
(08/14/71)                              2000-2001; Vice President, Aquila Rocky
                                        Mountain Equity Fund since 2006; Investment
                                        Broker with Raymond James Financial Services
                                        1999-2000 and with J.C. Bradford and Company
                                        1997-1999; Associate Broker at Prudential
                                        Securities 1996-1997.

                                                                                        NUMBER OF
                        POSITIONS                                                       PORTFOLIOS      OTHER DIRECTORSHIPS
                        HELD WITH                                                       IN FUND         HELD BY TRUSTEE
NAME,                   FUND AND        PRINCIPAL                                       COMPLEX         (THE POSITION HELD IS
ADDRESS(2)              LENGTH OF       OCCUPATION(S)                                   OVERSEEN        A DIRECTORSHIP UNLESS
AND DATE OF BIRTH       SERVICE(3)      DURING PAST 5 YEARS                             BY TRUSTEE      INDICATED OTHERWISE.)
-----------------       ----------      -------------------                             ----------      ---------------------
Christine L. Neimeth    Vice President  Vice President of Aquila Rocky Mountain Equity     N/A          N/A
Portland, OR            since 1999      Fund and Tax-Free Trust of Oregon; Management
(02/10/64)                              Information Systems consultant, Hillcrest Ski
                                        and Sport, 1997; Institutional Municipal Bond
                                        Salesperson, Pacific Crest Securities, 1996;
                                        active in college alumni and volunteer
                                        organizations.

Alan R. Stockman        Vice President  Senior Vice President, Tax-Free Trust of           N/A          N/A
Glendale, AZ            since 1999      Arizona since 2001, Vice President, 1999-2001;
(07/31/54)                              Vice President, Aquila Rocky Mountain Equity
                                        Fund since 1999; Bank One, Commercial Client
                                        Services representative, 1997-1999; Trader and
                                        Financial Consultant, National Bank of Arizona
                                        (Zions Investment Securities Inc.), Phoenix,
                                        Arizona 1996-1997.

M. Kayleen Willis       Vice President  Vice President, Tax-Free Fund For Utah since       N/A          N/A
Salt Lake City, UT      since 2004      September 2003, Assistant Vice President,
(06/11/63)                              2002-2003; Vice President, Aquila Rocky
                                        Mountain Equity Fund, since 2004.

Robert W. Anderson      Chief           Chief Compliance Officer of the Fund and each      N/A          N/A
New York, NY            Compliance      of the other funds in the Aquila Group of
(08/23/40)              Officer since   Funds(R), the Manager and the Distributor
                        2004 and        since 2004, Compliance Officer of the Manager
                        Assistant       or its predecessor and current parent
                        Secretary       1998-2004; Assistant Secretary of the Aquila
                        since 2000      Group of Funds(R) since 2000.

Joseph P. DiMaggio      Chief           Chief Financial Officer of the Aquila Group of     N/A          N/A
New York, NY            Financial       Funds(R) since 2003 and Treasurer since 2000.
(11/06/56)              Officer since
                        2003 and
                        Treasurer
                        since 2000

Edward M. W. Hines      Secretary       Shareholder of Butzel Long, a professional         N/A          N/A
New York, NY            since 1993      corporation, counsel to the Fund, since 2007;
(12/16/39)                              Partner of Hollyer Brady Barrett & Hines LLP,
                                        its predecessor as counsel, 1989-2007;
                                        Secretary of the Aquila Group of Funds(R).

                                                                                        NUMBER OF
                        POSITIONS                                                       PORTFOLIOS      OTHER DIRECTORSHIPS
                        HELD WITH                                                       IN FUND         HELD BY TRUSTEE
NAME,                   FUND AND        PRINCIPAL                                       COMPLEX         (THE POSITION HELD IS
ADDRESS(2)              LENGTH OF       OCCUPATION(S)                                   OVERSEEN        A DIRECTORSHIP UNLESS
AND DATE OF BIRTH       SERVICE(3)      DURING PAST 5 YEARS                             BY TRUSTEE      INDICATED OTHERWISE.)
-----------------       ----------      -------------------                             ----------      ---------------------
John M. Herndon         Assistant       Assistant Secretary of the Aquila Group of         N/A          N/A
New York, NY            Secretary       Funds(R) since 1995 and Vice President of the
(12/17/39)              since 1995      three Aquila Money-Market Funds since 1990;
                                        Vice President of the Manager or its
                                        predecessor and current parent since 1990.

Lori A. Vindigni        Assistant       Assistant Treasurer of the Aquila Group of         N/A          N/A
New York, NY            Treasurer       Funds(R) since 2000; Assistant Vice President
(11/02/66)              since 2000      of the Manager or its predecessor and current
                                        parent since 1998; Fund Accountant for the
                                        Aquila Group of Funds(R), 1995-1998.

----------
(1) The Fund's Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request by calling 800-437-1020 (toll-free) or by visiting the EDGAR Database at the SEC's internet site at www.sec.gov.
(2) The mailing address of each Trustee and officer is c/o Aquila Rocky Mountain Equity Fund, 380 Madison Avenue, New York, NY 10017.
(3) Because the Fund does not hold annual meetings, each Trustee holds office for an indeterminate term. The term of office of each officer is one year.
(4) Ms. Herrmann is an interested person of the Fund as an officer of the Fund, as a director, officer and shareholder of the Manager's corporate parent, as an officer and Manager of the Manager, and as a shareholder and director of the Distributor. Ms. Herrmann is the daughter of Lacy B. Herrmann, the Founder and Chairman Emeritus of the Fund.
(5) In this material Pacific Capital Cash Assets Trust, Pacific Capital U.S. Government Securities Cash Assets Trust and Pacific Capital Tax-Free Cash Assets Trust, each of which is a money-market fund, are called the "Aquila Money-Market Funds"; Hawaiian Tax-Free Trust, Tax-Free Trust of Arizona, Tax-Free Trust of Oregon, Tax-Free Fund of Colorado, Churchill Tax-Free Fund of Kentucky, Narragansett Insured Tax-Free Income Fund and Tax-Free Fund For Utah, each of which is a tax-free municipal bond fund, are called the "Aquila Municipal Bond Funds"; Aquila Rocky Mountain Equity Fund is an equity fund; Aquila Three Peaks High Income Fund is a high income corporate bond fund; considered together, these 12 funds are called the "Aquila Group of Funds(R)."
(6) The Chairman Emeritus may attend Board meetings but has no voting power.

--------------------------------------------------------------------------------

PRIVACY NOTICE (UNAUDITED)

                       AQUILA ROCKY MOUNTAIN EQUITY FUND

OUR PRIVACY POLICY. In providing services to you as an individual who owns or is considering investing in shares of the Fund, we collect certain non-public personal information about you. Our policy is to keep this information strictly safeguarded and confidential, and to use or disclose it only as necessary to provide services to you or as otherwise permitted by law. Our privacy policy applies equally to former shareholders and persons who inquire about the Fund.

INFORMATION WE COLLECT. "Non-public personal information" is personally identifiable financial information about you as an individual or your family. The kinds of non-public personal information we have about you may include the information you provide us on your share purchase application or in telephone calls or correspondence with us, and information about your fund transactions and holdings, how you voted your shares and the account where your shares are held.

INFORMATION WE DISCLOSE. We disclose non-public personal information about you to companies that provide necessary services to us, such as the Fund's transfer agent, distributor, or manager, as permitted or required by law, or as authorized by you. Any other use is strictly prohibited. We do not sell information about you or any of our fund shareholders to anyone.

NON-CALIFORNIA RESIDENTS: We also may disclose some of this information to another fund in the Aquila Group of Funds(R) (or its service providers) under joint marketing agreements that permit the funds to use the information only to provide you with information about other funds in the Aquila Group of Funds(R) or new services we are offering that may be of interest to you.

CALIFORNIA RESIDENTS ONLY: In addition, unless you "opt-out" of the following disclosures using the form that was mailed to you under separate cover, we may disclose some of this information to another fund in the Aquila Group of Funds(R) (or its sevice providers) under joint marketing agreements that permit the funds to use the information only to provide you with information about other funds in the Aquila Group of Funds(R) or new services we are offering that may be of interest to you.

HOW WE SAFEGUARD YOUR INFORMATION. We restrict access to non-public personal information about you to only those persons who need it to provide services to you or who are permitted by law to receive it. We maintain physical, electronic and procedural safeguards to protect the confidentiality of all non-public personal information we have about you.

If you have any questions regarding our Privacy Policy, please contact us at 1-800-437-1020.

                            AQUILA DISTRIBUTORS, INC.
                        AQUILA INVESTMENT MANAGEMENT LLC

This Privacy Policy also has been adopted by Aquila Distributors, Inc. and Aquila Investment Management LLC and applies to all non-public information about you that each of these companies may obtain in connection with services provided to the Fund or to you as a shareholder of the Fund.

--------------------------------------------------------------------------------

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

FOUNDERS
   Lacy B. Herrmann, Chairman Emeritus
   Aquila Management Corporation

MANAGER
   AQUILA INVESTMENT MANAGEMENT LLC
   380 Madison Avenue, Suite 2300
   New York, New York 10017

BOARD OF TRUSTEES
   Tucker Hart Adams, Chair
   Gary C. Cornia
   Grady Gammage, Jr.
   Diana P. Herrmann
   Glenn P. O'Flaherty

OFFICERS
   Diana P. Herrmann, President
   Barbara S. Walchli, Senior Vice President and Portfolio Manager Marie E. Aro, Senior Vice President
   Kimball L. Young, Senior Vice President
   R. Lynn Yturri, Senior Vice President
   Robert W. Anderson, Chief Compliance Officer
   Joseph P. DiMaggio, Chief Financial Officer and Treasurer
   Edward M.W. Hines, Secretary

DISTRIBUTOR
   AQUILA DISTRIBUTORS, INC.
   380 Madison Avenue, Suite 2300
   New York, New York 10017

TRANSFER AND SHAREHOLDER SERVICING AGENT
   PFPC Inc.
   101 Sabin Street
   Pawtucket, RI 02860

CUSTODIAN
   JPMORGAN CHASE BANK, N.A.
   1111 Polaris Parkway
   Columbus, Ohio 43240

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
   TAIT, WELLER & BAKER LLP
   1818 Market Street, Suite 2400
   Philadelphia, PA 19103

Further information is contained in the Prospectus, which must precede or accompany this report.




ITEM 2.  CODE OF ETHICS.

(a) As of December 31, 2007 (the end of the reporting period) the Trust has adopted a code of ethics that applies to the Trust's principal executive officer(s)and principal financial officer(s) and persons performing similar functions ("Covered Officers") as defined in the Aquila Group of Funds Code of Ethics for Principal Executive and Senior Financial Officers under Section 406 of the Sarbanes-Oxley Act of 2002;

(f)(1) Pursuant to Item 10(a)(1), a copy of the Trust's Code of Ethics that applies to the Trust's principal executive officer(s) and principal financial officer(s) and persons performing similar functions is included as an exhibit to its annual report on this Form N-CSR;

(f)(2) The text of the Trust's Code of Ethics that applies to the Trust's principal executive officer(s) and principal financial officer(s) and persons performing similar functions has been posted on its Internet website which can be found at the Trust's Internet address at aquilafunds.com.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.


(a)(1)(ii) The Board of Trustees of the Fund has determined that it does not have at least one audit committee financial expert serving on its audit committee. The Fund does not have such a person serving on the audit committee because none of the persons currently serving as Trustees happens to have the technical accounting and auditing expertise included in the definition of "audit committee financial expert" recently adopted by the Securities and Exchange Commission in connection with this Form N-CSR, and the Board has not heretofore deemed it necessary to seek such a person for election to the Board.

The primary mission of the Board, which is that of oversight over the operations and affairs of the Fund, confronts the Trustees with a wide and expanding range of issues and responsibilities. The
Trustees believe that, accordingly, it is essential that the Board's membership consist of persons with as extensive experience as possible in fulfilling the duties and responsibilities of mutual fund directors and audit committee members and, ideally, with extensive experience and background relating to the economic and financial sectors and securities in which the Fund invests, including exposure to the financial and accounting matters commonly encountered with respect to those sectors and securities. The Board believes that its current membership satisfies those criteria. It recognizes that it would also be helpful to have a member with the relatively focused accounting and auditing expertise reflected in the applicable definition of "audit committee financial expert," just as additional members with similarly focused technical expertise in other areas relevant to the Fund's operations and affairs would also contribute added value. However, the Board believes that the Fund is better served, and its assets better employed, by a policy of hiring experts in various the specialized area of technical accounting and auditing matters, if and as the Board identifies the need, rather than by seeking to expand its numbers by adding technical experts in the areas constituting its domain of responsibility. The Fund's Audit Committee Charter explicitly authorizes the Committee to retain such experts as it deems necessary in fulfilling its duties


ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

a) Audit Fees - The aggregate fees billed for professional services rendered by the principal accountant for the audit of the Registrant's annual financial statements were $10,000 in 2006 and $10,000 in 2007.

b) Audit Related Fees - There were no amounts billed for audit-related fees over the past two years.

c) Tax Fees - The Registrant was billed by the principal accountant $3,000 and $3,000 in 2006 and 2007, respectively, for return preparation and tax compliance.

d) All Other Fees - There were no additional fees paid for audit and non-audit services other than those disclosed in a) thorough c) above.

e)(1) Currently, the audit committee of the Registrant pre-approves audit services and fees on an engagement-by-engagement basis

e)(2) None of the services described in b) through d) above were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, all were pre-approved on an engagement-by-engagement basis.

f)  No applicable.

g) There were no non-audit services fees billed by the Registrant's accountant to the Registrant's investment adviser or distributor over the past two years

h)  Not applicable.


ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

	Not applicable.

ITEM 6.  SCHEDULE OF INVESTMENTS.

	Included in Item 1 above

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
         CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

   	Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

	Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

	Not applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

	The Board of Directors of the Registrant has adopted a Nominating Committee Charter which provides that the Nominating Committee (the 'Committee') may consider and evaluate nominee candidates properly submitted by shareholders if a vacancy among the Independent Trustees of the Registrant occurs and if, based on the Board's then current size, composition and structure, the Committee determines that the vacancy should be filled. The Committee will consider candidates submitted by shareholders on the same basis as it considers and evaluates candidates recommended by other sources. A copy of the qualifications and procedures that must be met or followed by shareholders to properly submit a nominee candidate to the Committee may be obtained by submitting a request in writing to the Secretary of the Registrant.


ITEM 11.  CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing of this report, the registrant's chief financial and executive officers have concluded that the disclosure controls and procedures of the registrant are appropriately designed to ensure that information required to be disclosed in the registrant's reports that are filed under the Securities Exchange Act of 1934 are accumulated and communicated to registrant's management, including its principal executive officer(s) and principal financial officer(s), to allow timely decisions regarding required disclosure and is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the Securities and Exchange Commission.

(b) There have been no significant changes in registrant's internal controls or in other factors that could significantly affect registrant's internal controls subsequent to the date of the most recent evaluation, including no significant deficiencies or material weaknesses that required corrective action.

ITEM 12.  EXHIBITS.

(a)(1) Aquila Group of Funds Code of Ethics for Principal Executive and Senior Financial Officers under Section 406 of the Sarbanes-Oxley Act of 2002.


 (a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.


SIGNATURES

	Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

AQUILA ROCKY MOUNTAIN EQUITY FUND


By:  /s/  Diana P. Herrmann
- - ---------------------------------
President and Trustee
March 10, 2008



By:  /s/  Joseph P. DiMaggio
- - -----------------------------------
Chief Financial Officer and Treasurer
March 10, 2008


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:  /s/  Diana P. Herrmann
- - ---------------------------------
Diana P. Herrmann
President and Trustee
March 10, 2008



By:  /s/  Joseph P. DiMaggio
- - -----------------------------------
Joseph P. DiMaggio
Chief Financial Officer and Treasurer
March 10, 2008



AQUILA ROCKY MOUNTAIN EQUITY FUND

EXHIBIT INDEX

(a)(1) Aquila Group of Funds Code of Ethics for Principal Executive and Senior Financial Officers under Section 406 of the Sarbanes-Oxley Act of 2002.

(a) (2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certification of chief executive officer and chief financial officer as required by Rule 30a-2(b) of the Investment Company Act of 1940.